Segment report - Mining Segment (Details) R in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2020 MT	Dec. 31, 2019 ZAR (R) item R / T	Dec. 31, 2018 ZAR (R)	Jun. 30, 2020 R / T	Jun. 30, 2019 ZAR (R)
Disclosure of operating segments
EBIT | R		R 9,853	R 20,791		R 9,697
Mining
Disclosure of operating segments
Increase (decrease) in productivity (as a percent)		(7.00%)
Number of fatalities at Thubelisha Colliery | item		2
Increase (decrease) in EBIT (as a percent)		(48.00%)
EBIT | R		R 1,374	R 2,661		R 4,701
Increase (decrease) in external sales volume (as a percent)		(19.00%)
Increase (decrease) in normalised unit cost (as a percent)		15.00%
Normalised unit cost		343
Mining | Forecast | Minimum
Disclosure of operating segments
External coal purchases | MT	1.3
Normalised unit cost				330
Mining | Forecast | Maximum
Disclosure of operating segments
External coal purchases | MT	1.6
Normalised unit cost				350